INVENTORIES	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
INVENTORIES

NOTE 4 - INVENTORIES:

	June 30,	December 31,
	2026	2025

Raw materials	$147	$117
Smart cart parts	3,035	2,528
Inventory in transit	796	636
Finished goods	4,117	610
	$8,095	$3,891

A2Z CUST2MATE SOLUTIONS CORP.

NOTES TO THE CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS FOR THE THREE AND SIX MONTHS ENDED JUNE 30, 2026

(Unaudited)

(Expressed in Thousands of US Dollars, except per share data)